Related party transactions (Details Textual) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2015	Jun. 30, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Indemnification Under the Omnibus Agreement				$ 3,100
Due from Officers or Stockholders, Current		$ 142,089	$ 142,089	$ 143,241
Scenario, Forecast [Member]
Related Party Transaction [Line Items]
Indemnification Under the Omnibus Agreement	$ 1,200
Partnership Interest [Member]
Related Party Transaction [Line Items]
Indemnification Under the Omnibus Agreement			$ 6,200
Revolving Credit Facility [Member]
Related Party Transaction [Line Items]
Debt Instrument, Description of Variable Rate Basis			LIBOR plus a margin of 4.0%.	LIBOR plus a margin of 4.0%.
Line of Credit Facility, Current Borrowing Capacity		85,000	$ 85,000	$ 85,000
Line of Credit Facility, Commitment Fee Percentage			1.40%
Non Budgeted Expenses [Member]
Related Party Transaction [Line Items]
Indemnification Under the Omnibus Agreement		1,100	$ 4,200
Omnibus Agreement [Member]
Related Party Transaction [Line Items]
Environmental Indemnifications		5,000	$ 5,000
Environmental Indemnifications, Description			No claim may be made unless the aggregate dollar amount of all claims exceeds $500, in which case Höegh LNG is liable for claims only to the extent such aggregate amount exceeds $500.
Hoegh LNG and Subsidiaries [Member]
Related Party Transaction [Line Items]
Interest Income, Related Party			$ 2,069	3,241
Related Party Transaction, Rate			5.88%
Due from Officers or Stockholders, Current		$ 140,000	$ 140,000	$ 140,000